[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE, NEW YORK, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Invesments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (98.3%)
(Unless Otherwise Noted)
Argentina (0.9%)
Energy Equipment & Services
Tenaris S.A. ADR	108,729	$5,721
Austria (0.5%)
Commercial Banks
Raiffeisen International Bank Holding AG	22,999	3,362
Brazil (12.4%)
Commercial Banks
Banco Bradesco S.A. ADR	53,332	1,566
Banco Itau Holding Financeira S.A. ADR	63,464	3,213
Banco Itau Holding Financeira S.A. (Preference)	85,141	4,301
Banco Nacional S.A. (Preference)	(a)(b)61,598,720	@—
Investimentos Itau S.A. (Preference)	419,374	2,894
Unibanco - Uniao de Bancos Brasileiros S.A.	102,862	1,354
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	55,802	7,341
		20,669
Household Durables
Cyrela Brazil Realty S.A.	244,927	3,280
Independent Power Producers & Energy Traders
Cia Energetica de Minas Gerais ADR	247,002	5,269
Cia Energetica de Sao Paolo, ‘B’ (Preference)	(a)63,568	1,170
		6,439
Media
NET Servicos de Comunicacao S.A. (Preference)	(a)19,871	328
Metals & Mining
Cia Vale do Rio Doce ADR	922,404	26,243
Cia Vale do Rio Doce, ‘A’ (Preference)	17,252	493
Gerdau S.A. ADR	32,967	864
Gerdau S.A. (Preference)	94,750	2,486
Usinas Siderurgicas De Minas Gerais S.A.	29,106	2,271
Usinas Siderurgicas de Minas Gerais S.A., ‘A’ (Preference)	33,224	2,320
		34,677
Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A. ADR	30,195	1,953
Petroleo Brasileiro S.A. (Preference)	120,816	3,912
		5,865
Road & Rail
All America Latina Logistica S.A.	238,393	3,363
Wireless Telecommunication Services
Tim Participacoes S.A.	36,800	222
Tim Participacoes S.A. ADR	46,100	1,870
		2,092
		76,713
China/Hong Kong (19.0%)
Airlines
Cathay Pacific Airways Ltd.	1,232,000	3,368
Automobiles
Dongfeng Motor Group Co., Ltd., ‘H’	5,728,000	5,033
Commercial Banks

China Construction Bank Corp., ‘H’	11,487,000	10,477
China Merchants Bank Co., Ltd., ‘H’	886,500	3,894
Industrial & Commercial Bank of China Ltd., ‘H’	11,420,000	8,006
		22,377
Construction & Engineering
China Communications Construction Co., Ltd., ‘H’	2,078,000	4,940
Electrical Equipment
Harbin Power Equipment, ‘H’	1,954,000	4,896
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(a)(b)(c)568,000	@—
Independent Power Producers & Energy Traders
China Power International Development Ltd.	3,602,000	1,886
China Resources Power Holdings Co.	1,445,000	4,489
		6,375
Industrial Conglomerates
Shanghai Industrial Holdings Ltd.	894,000	4,462
Insurance
Ping An Insurance Group Co. of China Ltd., ‘H’	438,500	6,069
Marine
China COSCO Holdings Co., Ltd., ‘H’	1,263,000	3,948
China Shipping Development Co., Ltd., ‘H’	352,000	1,141
		5,089
Metals & Mining
Maanshan Iron & Steel, Co., Ltd. ‘H’	4,570,000	4,997
Oil, Gas & Consumable Fuels
China Coal Energy Co.	(a)3,479,000	10,338
China Shenhua Energy Co., Ltd., ‘H’	464,000	2,787
CNOOC Ltd.	2,751,000	4,622
PetroChina Co., Ltd., ‘H’	2,148,000	4,073
		21,820
Real Estate
Shenzhen Investment Ltd.	2,855,000	2,549
Sino-Ocean Land Holdings Ltd.	(a)72,000	102
		2,651
Specialty Retail
GOME Electrical Appliances Holdings Ltd.	2,831,000	5,557
Transportation Infrastructure
Cosco Pacific Ltd.	1,044,000	3,304
Wireless Telecommunication Services
China Mobile Ltd.	978,500	16,023
		116,961
Czech Republic (1.1%)
Commercial Banks
Komercni Banka A/S	10,800	2,513
Media
Central European Media Enterprises Ltd.	(a)48,400	4,439
		6,952
Egypt (0.5%)
Electrical Equipment
El Sewedy Cables Holding Co.	(a)198,876	3,169
Hungary (1.1%)
Commercial Banks
OTP Bank Nyrt	124,862	6,778
India (9.1%)
Automobiles
Maruti Suzuki India Ltd.	96,300	2,414
Commercial Banks
Axis Bank Ltd.	203,500	3,905

HDFC Bank Ltd.	103,800	3,740
HDFC Bank Ltd. ADR	32,700	3,503
		11,148
Electrical Equipment
ABB Ltd.	109,705	3,569
Bharat Heavy Electricals Ltd.	91,300	4,667
GVK Power & Infrastructure Ltd.	99,800	1,646
		9,882
Energy Equipment & Services
Aban Offshore Ltd.	28,600	2,515
Information Technology Services
HCL Technologies Ltd.	284,600	2,147
Infosys Technologies Ltd.	98,616	4,684
		6,831
Machinery
Praj Industries Ltd.	211,000	1,257
Media
Deccan Chronicle Holdings Ltd.	402,000	2,060
Television Eighteen India Ltd.	26,000	620
Zee Entertainment Enterprises Ltd.	301,500	2,587
		5,267
Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	81,500	4,700
Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	242,600	2,572
Road & Rail
Container Corp. of India Ltd.	25,135	1,328
Wireless Telecommunication Services
Bharti Airtel Ltd.	(a)(c)254,500	6,128
Reliance Communication Ltd.	146,100	2,151
		8,279
		56,193
Indonesia (2.8%)
Automobiles
Astra International Tbk PT	1,080,600	2,275
Commercial Banks
Bank Central Asia Tbk PT	2,418,500	1,626
Bank Mandiri Persero Tbk PT	2,198,000	847
Bank Rakyat Indonesia PT	2,270,500	1,639
		4,112
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,493,000	1,796
Gas Utilities
Perusahaan Gas Negara PT	569,500	750
Machinery
United Tractors Tbk PT	534,500	479
Metals & Mining
International Nickel Indonesia Tbk PT	444,000	3,083
Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	8,828,500	3,451
Medco Energi Internasional Tbk PT	747,000	339
Tambang Batubara Bukit Asam Tbk PT	1,622,000	1,162
		4,952
		17,447
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.	1	@—
Malaysia (0.4%)

Food Products
IOI Corp. Bhd	1,517,150	2,694
Mexico (6.0%)
Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., ‘O’	844,600	3,344
Construction Materials
Cemex S.A.B. de C.V. ADR	(a)70,490	2,109
Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V. ADR	98,507	3,613
Wal-Mart de Mexico S.A.B. de C.V., ‘V’	1,141,523	4,185
		7,798
Household Durables
Corp. GEO S.A.B. de C.V.	(a)486,811	2,136
Urbi Desarrollos Urbanos S.A. de C.V.	(a)512,000	1,840
		3,976
Media
Grupo Televisa S.A. ADR	205,208	4,960
Wireless Telecommunication Services
America Movil S.A.B. de C.V., ‘L’ ADR	233,087	14,917
		37,104
Morocco (0.4%)
Household Durables
Douja Promotion Groupe Addoha S.A.	5,500	2,341
Oman (0.7%)
Commercial Banks
Bank Muscat SAOG	788,112	3,066
Bank Muscat SAOG GDR (Registered)	85,117	1,364
		4,430
Pakistan (0.2%)
Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.	722,140	1,368
Philippines (0.7%)
Diversified Financial Services
Ayala Corp.	107,710	1,315
Independent Power Producers & Energy Traders
PNOC Energy Development Corp.	10,361,500	1,472
Wireless Telecommunication Services
Philippines Long Distance Telephone Co.	19,240	1,243
		4,030
Poland (4.2%)
Commercial Banks
Bank Handlowy w Warszawie S.A.	60,793	2,609
Bank Millennium S.A.	787,727	3,517
Bank Pekao S.A.	61,681	5,730
Bank Zachodni WBK S.A.	30,437	2,914
		14,770
Construction & Engineering
Budimex S.A.	(a)26,909	723
PBG S.A.	(a)6,677	910
Polimex Mostostal S.A.	338,625	1,300
		2,933
Media
TVN S.A.	435,716	3,594
Metals & Mining
KGHM Polska Miedz S.A.	68,992	3,224
Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen	(a)53,200	1,117
		25,638

Russia (10.4%)
Commercial Banks
Sberbank RF	1,722,189	7,162
Sberbank RF GDR	(a)14,329	6,627
		13,789
Diversified Telecommunication Services
Golden Telecom, Inc.	52,400	4,218
Energy Equipment & Services
TMK OAO GDR	(d)83,978	3,468
TMK OAO GDR (Registered)	31,992	1,321
		4,789
Food Products
Wimm-Bill-Dann Foods OJSC ADR	34,715	3,796
Media
CTC Media, Inc.	(a)190,544	4,184
Metals & Mining
Evraz Group S.A. GDR	77,956	4,935
Mechel OAO ADR	53,126	2,710
MMC Norilsk Nickel ADR	24,177	6,576
Severstal GDR	165,505	3,505
		17,726
Oil, Gas & Consumable Fuels
OAO Gazprom ADR	277,457	12,236
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(b)(c)156,075	@—
Wireless Telecommunication Services
Mobile Telesystems OJSC ADR	50,349	3,490
		64,228
South Africa (5.4%)
Construction & Engineering
Group Five Ltd.	276,200	2,221
Raubex Group Ltd.	(a)392,293	1,822
		4,043
Electronic Equipment & Instruments
Allied Electronics Corp., Ltd. (Preference)	268,425	1,757
Food & Staples Retailing
Massmart Holdings Ltd.	245,650	2,973
Industrial Conglomerates
Barloworld Ltd.	105,891	1,992
Murray & Roberts Holdings Ltd.	264,379	3,449
		5,441
Metals & Mining
Mittal Steel South Africa Ltd.	213,796	4,253
Specialty Retail
Mr. Price Group Ltd.	711,800	2,707
Wireless Telecommunication Services
MTN Group Ltd.	810,500	12,294
		33,468
South Korea (13.0%)
Airlines
Korean Air Lines Co., Ltd.	30,964	2,094
Automobiles
Hyundai Motor Co.	23,551	1,902
Beverages
Hite Brewery Co., Ltd.	8,094	1,132
Chemicals
LG Chem Ltd.	30,180	3,166
SSCP Co., Ltd.	(a)32,078	1,051

		4,217
Commercial Banks
Kookmin Bank	2,278	190
Korea Exchange Bank	130,580	2,119
Shinhan Financial Group Co., Ltd.	95,754	6,256
		8,565
Construction & Engineering
GS Engineering & Construction Corp.	28,141	4,889
Hyundai Engineering & Construction Co., Ltd.	(a)9,466	904
		5,793
Electronic Equipment & Instruments
LG Philips LCD Co., Ltd.	(a)59,970	2,870
Household Durables
LG Electronics, Inc.	44,493	4,157
Woongjin Coway Co., Ltd.	106,987	3,513
		7,670
Industrial Conglomerates
Orion Corp.	7,552	2,290
Insurance
Samsung Fire & Marine Insurance Co., Ltd.	13,705	2,950
Internet Software & Services
NHN Corp.	(a)22,505	5,208
Machinery
Doosan Infracore Co., Ltd.	76,890	2,987
Hyundai Heavy Industries Co., Ltd.	13,949	6,447
Hyundai Mipo Dockyard Co., Ltd.	15,388	5,296
		14,730
Marine
STX Pan Ocean Co., Ltd.	(a)609,960	1,643
STX Pan Ocean Co., Ltd. (Singapore)	887,000	1,994
		3,637
Media
Cheil Communications, Inc.	7,471	2,212
Metals & Mining
POSCO	4,200	3,089
Personal Products
Amorepacific Corp.	3,440	2,567
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	5,123	3,218
Samsung Electronics Co., Ltd. (Preference)	7,246	3,373
		6,591
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	37,664	2,519
		80,036
Taiwan (5.8%)
Chemicals
Formosa Plastics Corp.	1,040,000	2,932
Computers & Peripherals
Asustek Computer, Inc.	940,059	2,860
Foxconn Technology Co., Ltd.	291,850	3,380
High Tech Computer Corp.	40,540	595
		6,835
Construction Materials
Taiwan Cement Corp.	932,000	1,525
Diversified Financial Services
Yuanta Financial Holding Co., Ltd.	(a)1,325,000	812
Electronic Equipment & Instruments
AU Optronics Corp.	3,775,997	6,514

HON HAI Precision Industry Co., Ltd.		485,600	3,660
InnoLux Display Corp.		90,661	389
Tripod Technology Corp.		365,334	1,489
TXC Corp.		433,589	990
			13,042
Marine
Yang Ming Marine Transport Corp.		3,629,765	2,920
Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.		1,099,269	1,206
MediaTek, Inc.		234,615	4,227
Siliconware Precision Industries Co.		1,068,000	2,405
			7,838
			35,904
Turkey (3.7%)
Commercial Banks
Turkiye Garanti Bankasi A/S		800,251	6,133
Turkiye Halk Bankasi A/S		(a)319,508	2,594
Yapi ve Kredi Bankasi A/S		(a)1,543,806	4,937
			13,664
Construction Materials
Akcansa Cimento A/S		191,743	1,470
Industrial Conglomerates
KOC Holding A/S		(a)391,234	2,058
Insurance
Aksigorta A/S		406,092	2,809
Wireless Telecommunication Services
Turkcell Iletisim Hizmet A/S		338,696	2,862
Turkcell Iletisim Hizmet A/S ADR		8,000	171
			3,033
			23,034
TOTAL COMMON STOCKS (Cost $390,586)			607,571
INVESTMENT COMPANIES (1.2%)
India
Morgan Stanley Growth Fund		(e)3,588,793	4,886
Romania
SIF 1 Banat Crisana Arad		337,300	504
SIF 2 Moldova Bacau		370,500	553
SIF 3 Transilvania Brasov		(a)387,600	375
SIF 4 Muntenia Bucuresti		472,600	480
SIF 5 Oltenia Craiova		318,800	587
			2,499
TOTAL INVESTMENT COMPANIES (Cost $3,570)			7,385
		Face
		Amount
		(000)
DEBT INSTRUMENTS (0.0%)
India (0.0%)
Metals & Mining
Shri Ishar Alloy Steels Ltd.
Zero Coupon, (expired maturity) (Cost $409)	INR	(b)(c)581	@—
		No. of
		Rights
RIGHTS (0.0%)
Austria (0.0%)
Commercial Banks
Raiffeisen International Bank Holding AG, expiring 10/3/07 (Cost $ —)		(a)22,999	@—
TOTAL INVESTMENTS + (99.5%) (Cost $394,156)			614,956

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)	2,846
NET ASSETS (100%)	$617,802

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2007.
(c)	Security was valued at fair value — At September 30, 2007 the Fund held fair valued securites, valued at $6,128,000, representing 1.0% of net assets.
(d)	144A Security — Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Morgan Stanley Growth Fund, acquired at a cost of $666,000, is advised by an affiliate of the Adviser. At the beginning of the period, the Fund held 3,892,000 shares of the security valued at $3,786,000. For the nine months ended September 30, 2007, the Fund had no purchases and sold 303,000 shares of the security for a gain of $282,000. The Fund derived no income from this security during the nine months ended September 30, 2007.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $394,156,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $220,800,000 of which $226,695,000 related to appreciated securities and $5,895,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	163	$233	10/2/07	USD	231	$231	$(2)
HKD	29,898	3,846	10/2/07	USD	3,853	3,853	7
IDR	402,141	44	10/1/07	USD	44	44	@—
IDR	324,444	35	10/1/07	USD	35	35	@—
USD	60	60	10/1/07	INR	2,388	60	@—
USD	120	120	10/1/07	SGD	180	121	1
USD	368	368	10/2/07	SGD	548	369	1
USD	101	101	10/1/07	TRY	123	101	@—
USD	8	8	10/2/07	TRY	9	8	@—
ZAR	62,688	9,039	11/16/07	USD	8,513	8,513	(526)
ZAR	1,525	221	10/4/07	USD	221	221	@—
		$14,075				$13,556	$(519)

EUR	— Euro
HKD	— Hong Kong Dollar
IDR	— Indonesian Rupiah
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007